Intangible assets (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Jun. 03, 2024
IfrsStatementLineItems [Line Items]
Impairment of intangible assets		$ 3,196
Macimorelin Adult [Member]
IfrsStatementLineItems [Line Items]
Impairment of intangible assets
Child Patent [Member]
IfrsStatementLineItems [Line Items]
Impairment of intangible assets		$ 3,195
Aeterna zentaris inc [member]
IfrsStatementLineItems [Line Items]
Acquired intangible assets	[1]		$ 3,352

[1]	The identifiable intangible assets consist of patents expiring between 2027 and 2041 which will be amortized on their respective remaining patent life. To estimate the fair value of the intangible assets, management uses the royalty relief method to value patents using discounted cash flow models. Management developed assumptions related to revenue, royalty rates and discount rates.